Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (4)(6)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (5)(6)	Total Shareholder Return (7)	Peer Group Total Shareholder Return (8)	Net Income (Loss) (in millions) (9)	Net Sales (in millions) (10)
2023 (1)	$16,068,340	$15,728,089	$10,422,191	$10,722,811	$135.44	$138.59	$(38.5)	$9,452.6
2022 (2)	$12,040,281	$4,988,292	$6,743,095	$5,740,281	$128.83	$134.10	$1.0	$8,820.7
2021 (3)	$11,727,855	$19,696,460	$6,702,839	$11,408,365	$126.27	$107.61	$2,031.8	$8,614.9

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]	For Fiscal 2023, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, James O. Bourdeau, Robert Hanson, James A. Sabia, Jr., Robert Sands, and Richard Sands.For Fiscal 2022, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, Robert Sands, Richard Sands, and Robert Hanson.For Fiscal 2021, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, Robert Sands, Richard Sands, and F. Paul Hetterich.
Peer Group Issuers, Footnote [Text Block]	The S&P 500 Food, Beverage, and Tobacco Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.
PEO Total Compensation Amount	$ 16,068,340	$ 12,040,281	$ 11,727,855
PEO Actually Paid Compensation Amount	$ 15,728,089	4,988,292	19,696,460
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts deducted and added to the Summary Compensation Table Total to calculate the CAP for each reported fiscal year are as follows:

	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table Total	$16,068,340	$12,040,281	$11,727,855
Decreased by the full grant date fair value of RSUs and PSUs granted during the reported fiscal year;	(6,389,602)	(3,681,902)	(3,659,676)
Decreased by the grant date fair value of NQSOs granted during the reported fiscal year;	(4,999,557)	(3,149,674)	(3,150,605)
Increased by the fair value as of the end of the fiscal year of all awards granted during the fiscal year that were outstanding and unvested as of the end of such fiscal year;	8,692,913	5,143,845	12,401,201
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the end of the reported fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the reported fiscal year;	1,251,898	(2,040,979)	2,620,210
Increased by the fair value as of the vesting date, for awards that are granted and vest in the same year;	—	—	—
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the reported fiscal year;	1,029,575	369,769	(282,309)
Decreased by the fair value at the end of the prior fiscal year, of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the reported fiscal year; and	—	(3,731,175)	—

	Fiscal 2023	Fiscal 2022	Fiscal 2021
Increased by the dollar value of any dividend equivalents paid on RSUs and PSUs in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.	74,522	38,127	39,784
Compensation Actually Paid	$15,728,089	$4,988,292	$19,696,460

Non-PEO NEO Average Total Compensation Amount	$ 10,422,191	6,743,095	6,702,839
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,722,811	5,740,281	11,408,365
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts deducted and added to the Average Summary Compensation Table Total to calculate the Average CAP for each reported fiscal year are as follows:

	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table Total	$10,422,191	$6,743,095	$6,702,839
Decreased by the full grant date fair value of RSUs and PSUs granted during the reported fiscal year;	(1,116,692)	(697,946)	(527,992)
Decreased by the grant date fair value of NQSOs granted during the reported fiscal year;	(2,131,535)	(2,483,829)	(2,341,824)
Increased by the fair value as of the end of the fiscal year of all awards granted during the fiscal year that were outstanding and unvested as of the end of such fiscal year;	2,354,857	2,323,652	6,214,225
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the end of the reported fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the reported fiscal year;	387,363	(550,019)	1,677,568
Increased by the fair value as of the vesting date, for awards that are granted and vest in the same year;	—	—	—
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the reported fiscal year;	787,843	385,628	(352,026)
Decreased by the fair value at the end of the prior fiscal year, of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the reported fiscal year; and	—	—	—
Increased by the dollar value of any dividend equivalents paid on RSUs and PSUs in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.	18,784	19,700	35,575
Compensation Actually Paid	$10,722,811	$5,740,281	$11,408,365

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Company-Selected Measure (Net Sales)
Tabular List [Table Text Block]

Net Sales
Comparable EBIT
Free Cash Flow

Total Shareholder Return Amount	$ 135.44	128.83	126.27
Peer Group Total Shareholder Return Amount	138.59	134.10	107.61
Net Income (Loss)	$ (38,500,000)	$ 1,000,000.0	$ 2,031,800,000
Company Selected Measure Amount	9,452,600,000	8,820,700,000	8,614,900,000
PEO Name	William A. Newlands
Additional 402(v) Disclosure [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to: (1) for RSU awards, closing price of our Class A Stock on applicable year-end dates or, in the case of vesting dates, the actual vesting price; (2) for PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date and, for PSU awards with market-based conditions, the probability is determined based on the outcome of a Monte Carlo simulation; and (3) for NQSOs, the fair value calculated based on the outcome of a Monte Carlo simulation as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values (but using a Monte Carlo simulation instead of a Black-Scholes pricing model as was used on the grant date), the closing price of our Class A Stock on the applicable revaluation date as the current market price as of the revaluation date, and in all cases determined using assumptions and inputs consistent with those found in Note 18 of our financial statements in our 2023 Form 10-K.TSR is determined based on the value of an initial fixed investment of $100.Net income (loss) as reported in our 2023 Form 10-K in accordance with GAAP.Net Sales was selected as our CSM because management believes it is the most important annual financial performance measure used to link executive pay and Company performance in Fiscal 2023. Net Sales is one of the three performance metrics used under our AMIP, is also discussed under the heading above entitled "Compensation Discussion and Analysis," and is defined as GAAP net sales as reported in our 2023 Form 10-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Comparable EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Equity Awards Reported Value, RSUs And PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,389,602)	$ (3,681,902)	$ (3,659,676)
PEO [Member] | Equity Awards Reported Value, NQSOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,999,557)	(3,149,674)	(3,150,605)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,692,913	5,143,845	12,401,201
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,251,898	(2,040,979)	2,620,210
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,029,575	369,769	(282,309)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,731,175)	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,522	38,127	39,784
Non-PEO NEO [Member] | Equity Awards Reported Value, RSUs And PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,116,692)	(697,946)	(527,992)
Non-PEO NEO [Member] | Equity Awards Reported Value, NQSOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,131,535)	(2,483,829)	(2,341,824)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,354,857	2,323,652	6,214,225
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	387,363	(550,019)	1,677,568
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	787,843	385,628	(352,026)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,784	$ 19,700	$ 35,575